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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 06-30-10

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  08-12-10
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $862479
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2219    28096 SH       Sole                    28096
AMGEN                          COM              031162100      564    10722 SH       Sole                    10722
APPLE COMPUTER                 COM              037833100      503     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      155    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING      COM              053015103    49838  1237894 SH       Sole                  1237894
BAKER HUGHES                   COM              057224107      630    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     2040       17 SH       Sole                       17
BERKSHIRE HATHAWAY INC         COM              084670702      307     3850 SH       Sole                     3850
C H ROBINSON WORLDWIDE         COM              12541W209    65126  1170076 SH       Sole                  1170076
CENOVUS ENERGY INC             COM              15135U109    22930   889110 SH       Sole                   889110
CISCO SYS                      COM              17275R102      526    24677 SH       Sole                    24677
CME GROUP                      COM              12572Q105    57920   205720 SH       Sole                   205720
COCA COLA                      COM              191216100     4345    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1811    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      251     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    44324  1039260 SH       Sole                  1039260
ENCANA                         COM              292505104    34961  1152308 SH       Sole                  1152308
EXPRESS SCRIPTS                COM              302182100    93724  1993271 SH       Sole                  1993271
EXXON MOBIL                    COM              30231G102    37088   649877 SH       Sole                   649877
GEN-PROBE INC                  COM              36866T103    28222   621365 SH       Sole                   621365
GENERAL ELECTRIC               COM              369604103      525    36440 SH       Sole                    36440
GENERAL MILLS                  COM              370334104      327     9200 SH       Sole                     9200
GILEAD SCIENCES                COM              375558103     1457    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    36029   986012 SH       Sole                   986012
HUBBELL CLASS B                COM              443510201      366     9222 SH       Sole                     9222
IDEXX LABS                     COM              45168d104    22774   373955 SH       Sole                   373955
INTEL                          COM              458140100    34600  1778941 SH       Sole                  1778941
INTL BUSINESS MACHINES         COM              459200101     1593    12903 SH       Sole                    12903
JOHNSON & JOHNSON              COM              478160104     5354    90654 SH       Sole                    90654
LEUCADIA NATIONAL              COM              527288104      401    20550 SH       Sole                    20550
MAXIM INTERGRATED PRODS        COM              57772K101      328    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     9171   262257 SH       Sole                   262257
METTLER - TOLEDO INTL          COM              592688105    43942   393641 SH       Sole                   393641
MICROSOFT                      COM              594918104      240    10450 SH       Sole                    10450
ORACLE                         COM              68389x105      225    10500 SH       Sole                    10500
PATTERSON COMPANIES            COM              703395103    25488   893366 SH       Sole                   893366
PEPSICO                        COM              713448108    42828   702673 SH       Sole                   702673
PFIZER                         COM              717081103      631    44231 SH       Sole                    44231
PROCTER & GAMBLE               COM              742718109     1616    26945 SH       Sole                    26945
SCHLUMBERGER LTD               COM              806857108      453     8190 SH       Sole                     8190
SGS SA                         COM              482477007     5457     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      501    14800 SH       Sole                    14800
STREETTRACKS GOLD TR           COM              78463v107      284     2335 SH       Sole                     2335
STRYKER                        COM              863667101    31412   627497 SH       Sole                   627497
TECHNE CORP                    COM              878377100    30389   528960 SH       Sole                   528960
V F                            COM              918204108      226     3175 SH       Sole                     3175
VARIAN MEDICAL SYSTEMS         COM              92220P105    52137   997268 SH       Sole                   997268
VERISK ANALYTICS INC-CL A      COM              92345y106    26589   889250 SH       Sole                   889250
WAL MART STORES                COM              931142103      358     7449 SH       Sole                     7449
WESTERN UNION                  COM              959802109     1139    76400 SH       Sole                    76400
WHITING PETE                   COM              966387102      725     9250 SH       Sole                     9250
XILINX                         COM              983919101     1212    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      333 271903.770SH      Sole               271903.770
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      278     5533 SH       Sole                     5533
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      293     6625 SH       Sole                     6625
SGS SA ADR                     ADR              818800104    34783  2582270 SH       Sole                  2582270
PUT ON ESRX @ 50 11/20/2010                     6WV99A976      354    60000 SH       Sole                    60000
PUT ON ESRX @ 50 8/21/2010                      6WV99A513      172    40000 SH       Sole                    40000
REPORT SUMMARY                 58 DATA RECORDS              862479            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


